Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.69002%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,872,911.56

Principal:
Principal Collections	$36,331,276.98
Prepayments in Full	$15,750,871.06
Liquidation Proceeds	$49,960.00
Recoveries	$0.00
Sub Total	$52,132,108.04
Collections	$59,005,019.60

Purchase Amounts:
Purchase Amounts Related to Principal	$185,804.15
Purchase Amounts Related to Interest	$954.96
Sub Total	$186,759.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,191,778.71

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$59,191,778.71
Servicing Fee	$1,370,165.33	$1,370,165.33	$0.00	$0.00	$57,821,613.38
Interest - Class A-1 Notes	$1,167,551.82	$1,167,551.82	$0.00	$0.00	$56,654,061.56
Interest - Class A-2a Notes	$665,000.00	$665,000.00	$0.00	$0.00	$55,989,061.56
Interest - Class A-2b Notes	$1,944,090.17	$1,944,090.17	$0.00	$0.00	$54,044,971.39
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$51,669,638.06
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$51,356,513.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,356,513.06
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$51,148,962.23
Second Priority Principal Payment	$13,405,326.02	$13,405,326.02	$0.00	$0.00	$37,743,636.21
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,743,636.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,743,636.21
Regular Principal Payment	$240,226,495.85	$37,743,636.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$59,191,778.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$13,405,326.02
Regular Principal Payment					$37,743,636.21
Total					$51,148,962.23

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$51,148,962.23	$167.70	$1,167,551.82	$3.83	$52,316,514.05	$171.53
Class A-2a Notes	$0.00	$0.00	$665,000.00	$4.43	$665,000.00	$4.43
Class A-2b Notes	$0.00	$0.00	$1,944,090.17	$4.74	$1,944,090.17	$4.74
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$51,148,962.23	$32.40	$6,672,651.15	$4.23	$57,821,613.38	$36.63

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$253,631,821.87	0.8315797	$202,482,859.64	0.6638782
Class A-2a Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-2b Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,527,541,821.87	0.9674661	$1,476,392,859.64	0.9350709

Pool Information
Weighted Average APR	4.800%	4.811%
Weighted Average Remaining Term	55.03	54.27
Number of Receivables Outstanding	45,853	45,038
Pool Balance	$1,644,198,400.72	$1,591,861,030.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,530,715,993.12	$1,482,576,495.85
Pool Factor	0.9690661	0.9382193

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$109,284,534.95
Targeted Overcollateralization Amount	$160,793,445.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,468,171.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$19,457.73
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$19,457.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0142%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0144%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		94	$19,791.08
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$19,791.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0012%

Average Realized Loss for Receivables that have experienced a Realized Loss			$210.54
Average Net Loss for Receivables that have experienced a Realized Loss			$210.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.34%	128	$5,485,450.23
61-90 Days Delinquent	0.04%	18	$595,296.39
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.38%	146	$6,080,746.62

Repossession Inventory:
Repossessed in the Current Collection Period		2	$41,898.34
Total Repossessed Inventory		2	$50,568.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0400%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0374%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$3,844,195.55
2 Months Extended	76	$3,399,088.80
3+ Months Extended	10	$478,814.63

Total Receivables Extended	168	$7,722,098.98
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer